Disclosures About Fair Value of Financial Instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	$ 435,228
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	$ 422,329